AQR FUNDS

Supplement dated March 16, 2016 (“Supplement”)

to the Class R6 Shares Summary Prospectus dated May 1, 2015 (the “Summary Prospectus”),

of the AQR Diversified Arbitrage Fund (the “Fund”)

This Supplement updates certain information contained in the Summary Prospectus. Please review this important information carefully. You may obtain copies of the Fund’s Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective March 16, 2016, the section entitled “Portfolio Managers” on page 8 of the Summary Prospectus is hereby deleted and replaced in its entirety with the following:

Name	Portfolio Manager of the Fund Since	Title

Jacques A. Friedman, M.S.	March 16, 2016	Principal of the Adviser

Ronen Israel, M.A.	January 15, 2009	Principal of the Adviser

Mark L. Mitchell, Ph.D.	January 15, 2009	Principal of the Sub-Adviser

Todd C. Pulvino, Ph.D., A.M., M.S.	January 15, 2009	Principal of the Sub-Adviser

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

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